Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Registrant Name	dei_EntityRegistrantName	Franklin Alternative Strategies Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001535538
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2023
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A